Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Prepayments and Other Current Assets [Abstract]
Prepaid expenses to purchase raw materials		$ 28,359
Prepaid consulting fee		78,090
Value-added tax recoverable	50,870	12,839
Other receivables	43,620	10,614
Others	1,596	29,668
Prepayments and other current assets	$ 96,086	$ 159,570